Quarterly Holdings Report
for
Fidelity® Series International Developed Markets Bond Index Fund
September 30, 2023
IDM-NPRT3-1123
1.9901936.102
Government Obligations - 99.0%
		Principal Amount (a)	Value ($)
Australia - 4.8%
Australian Commonwealth:
0.25% 11/21/24 (Reg. S)	AUD	123,000	75,622
0.25% 11/21/25 (Reg. S)	AUD	62,192,000	36,871,159
0.5% 9/21/26 (Reg. S)	AUD	64,476,000	37,333,317
1% 12/21/30 (Reg. S)	AUD	21,812,000	11,145,103
1% 11/21/31 (Reg. S)	AUD	34,057,000	16,829,509
1.25% 5/21/32	AUD	53,000,000	26,338,832
1.75% 11/21/32 (Reg. S)	AUD	13,400,000	6,872,330
1.75% 6/21/51 (Reg. S)	AUD	28,912,000	9,825,147
2.5% 5/21/30 (Reg. S)	AUD	35,000,000	20,200,309
2.75% 11/21/27	AUD	55,551,000	33,891,743
2.75% 11/21/28	AUD	28,367,000	17,067,768
2.75% 11/21/29 (Reg. S)	AUD	52,813,000	31,257,843
2.75% 6/21/35 (Reg. S)	AUD	16,600,000	8,942,111
2.75% 5/21/41(Reg. S)	AUD	29,578,000	14,426,427
3% 11/21/33(Reg. S)	AUD	12,200,000	6,897,744
3.25% 4/21/25 (Reg. S)	AUD	80,700,000	51,155,774
3.25% 4/21/29(Reg. S)	AUD	55,800,000	34,219,007
3.75% 4/21/37 (Reg. S)	AUD	29,572,000	17,340,080
4.25% 4/21/26	AUD	12,100,000	7,809,320
4.5% 4/21/33	AUD	72,521,000	46,725,808
4.75% 4/21/27(Reg. S)	AUD	19,600,000	12,872,752
TOTAL AUSTRALIA			448,097,705
Austria - 4.5%
Austrian Republic:
0% 4/20/25 (Reg. S) (b)	EUR	15,120,000	15,158,436
0% 2/20/30 (Reg. S) (b)	EUR	26,462,000	22,764,284
0% 2/20/31 (Reg. S) (b)	EUR	12,003,000	9,962,343
0% 10/20/40 (Reg. S) (b)	EUR	51,609,000	29,585,702
0.25% 10/20/36(Reg. S) (b)	EUR	25,709,000	17,799,645
0.5% 4/20/27 (Reg. S) (b)	EUR	58,716,000	56,566,252
0.5% 2/20/29 (Reg. S) (b)	EUR	26,300,000	24,090,837
0.75% 10/20/26 (Reg. S) (b)	EUR	12,510,000	12,301,290
0.75% 2/20/28 (Reg. S) (b)	EUR	47,597,000	45,292,252
0.75% 3/20/51 (Reg. S) (b)	EUR	58,777,000	31,538,015
0.85% 6/30/20 (Reg. S) (b)	EUR	11,016,000	4,057,233
0.9% 2/20/32 (Reg. S) (b)	EUR	36,230,000	31,471,470
1.2% 10/20/25 (Reg. S) (b)	EUR	29,419,000	29,821,784
1.5% 2/20/47 (Reg. S) (b)	EUR	1,482,000	1,035,104
2.1% 9/20/17 (Reg. S) (b)	EUR	1,020,000	679,266
2.9% 2/20/33(Reg. S) (b)	EUR	28,500,000	28,859,106
3.15% 6/20/44(Reg. S) (b)	EUR	1,080,000	1,058,522
3.8% 1/26/62 (b)	EUR	11,365,000	12,325,169
4.15% 3/15/37 (b)	EUR	16,199,000	18,016,965
4.85% 3/15/26 (b)	EUR	17,828,000	19,507,992
TOTAL AUSTRIA			411,891,667
Belgium - 4.8%
Belgian Kingdom:
0% 10/22/27 (Reg. S) (b)	EUR	38,428,000	35,840,724
0% 10/22/31 (b)	EUR	706,000	573,047
0.1% 6/22/30 (Reg. S) (b)	EUR	9,500,000	8,173,284
0.35% 6/22/32 (b)	EUR	41,590,000	33,994,089
0.4% 6/22/40 (b)	EUR	6,768,000	4,161,048
0.5% 10/22/24 (Reg. S) (b)	EUR	16,000,000	16,387,104
0.65% 6/22/71 (Reg. S) (b)	EUR	1,103,000	398,881
0.8% 6/22/25 (Reg. S) (b)	EUR	51,678,000	52,291,564
0.8% 6/22/27 (b)	EUR	6,886,000	6,689,943
0.8% 6/22/28 (Reg. S) (b)	EUR	29,386,000	27,957,164
0.9% 6/22/29 (b)	EUR	29,176,000	27,269,078
1% 6/22/26 (Reg. S) (b)	EUR	10,527,000	10,500,800
1% 6/22/31(Reg. S) (b)	EUR	19,681,000	17,574,007
1.4% 6/22/53 (Reg. S) (b)	EUR	31,810,000	18,942,057
1.6% 6/22/47 (b)	EUR	9,816,000	6,732,560
1.7% 6/22/50 (b)	EUR	27,649,000	18,591,828
1.9% 6/22/38(Reg. S) (b)	EUR	8,350,000	7,010,345
2.15% 6/22/66 (b)	EUR	4,230,000	2,924,100
3% 6/22/33(Reg. S) (b)	EUR	17,300,000	17,580,272
3.3% 6/22/54 (Reg. S) (b)	EUR	8,500,000	7,917,962
3.75% 6/22/45(Reg. S)	EUR	3,138,000	3,250,554
4.25% 3/28/41 (b)	EUR	44,660,000	49,751,477
4.5% 3/28/26 (b)	EUR	12,960,000	14,101,728
5% 3/28/35 (b)	EUR	46,949,000	56,119,400
TOTAL BELGIUM			444,733,016
Canada - 4.4%
Canadian Government:
0.25% 3/1/26	CAD	27,528,000	18,259,379
0.5% 9/1/25	CAD	24,391,000	16,549,606
0.5% 12/1/30	CAD	86,362,000	49,516,757
1% 6/1/27	CAD	6,319,000	4,134,694
1.25% 3/1/27	CAD	30,500,000	20,193,661
1.25% 6/1/30	CAD	12,150,000	7,470,338
1.5% 6/1/26 (c)	CAD	21,563,000	14,676,811
1.5% 12/1/31	CAD	54,493,000	33,009,137
1.75% 12/1/53	CAD	40,600,000	18,896,599
2% 6/1/32	CAD	23,400,000	14,642,293
2% 12/1/51	CAD	64,869,000	32,718,906
2.25% 6/1/29	CAD	700,000	468,218
2.5% 12/1/32	CAD	24,700,000	16,043,383
2.75% 8/1/24	CAD	40,400,000	29,155,668
2.75% 9/1/27	CAD	21,200,000	14,697,477
2.75% 6/1/33	CAD	15,500,000	10,251,939
3.5% 3/1/28	CAD	57,700,000	41,100,072
3.5% 12/1/45	CAD	4,519,000	3,116,438
3.75% 2/1/25	CAD	34,800,000	25,177,445
4% 6/1/41	CAD	22,981,000	16,938,346
5.75% 6/1/29	CAD	4,040,000	3,217,961
5.75% 6/1/33	CAD	14,800,000	12,352,130
TOTAL CANADA			402,587,258
Cyprus - 0.4%
Republic of Cyprus:
0% 2/9/26 (Reg. S)	EUR	5,219,000	5,050,983
0.625% 1/21/30 (Reg. S)	EUR	4,882,000	4,219,470
0.95% 1/20/32 (Reg. S)	EUR	1,900,000	1,580,424
1.25% 1/21/40 (Reg. S)	EUR	5,374,000	3,558,425
2.25% 4/16/50 (Reg. S)	EUR	3,919,000	2,557,159
2.375% 9/25/28 (Reg. S)	EUR	15,400,000	15,232,949
2.75% 2/26/34 (Reg. S)	EUR	4,289,000	3,953,171
TOTAL CYPRUS			36,152,581
Denmark - 2.0%
Danish Kingdom:
0% 11/15/24	DKK	197,000,000	26,880,547
0% 11/15/31	DKK	50,702,000	5,673,748
0% 11/15/31 (Reg. S)	DKK	146,127,000	16,318,615
0.25% 11/15/52 (Reg. S)	DKK	160,950,000	10,400,558
0.5% 11/15/27	DKK	169,987,000	21,823,011
0.5% 11/15/29(Reg. S)	DKK	178,726,000	21,902,134
1.5% 11/15/23	DKK	98,000	13,841
1.75% 11/15/25	DKK	124,198,000	17,085,629
2.25% 11/15/33(Reg. S)	DKK	95,000,000	12,487,650
4.5% 11/15/39	DKK	321,664,000	53,036,961
TOTAL DENMARK			185,622,694
Estonia - 0.1%
Estonian Republic:
0.125% 6/10/30 (Reg. S)	EUR	2,467,000	2,031,529
4% 10/12/32(Reg. S)	EUR	6,500,000	6,865,253
TOTAL ESTONIA			8,896,782
Finland - 3.2%
Finnish Government:
0% 9/15/24 (b)	EUR	7,103,000	7,254,106
0% 9/15/26 (Reg. S) (b)	EUR	17,640,000	16,963,119
0% 9/15/30 (Reg. S) (b)	EUR	18,105,000	15,296,977
0.125% 9/15/31 (Reg. S) (b)	EUR	22,467,000	18,501,476
0.125% 4/15/36 (Reg. S) (b)	EUR	23,991,000	16,608,360
0.125% 4/15/52 (Reg. S) (b)	EUR	19,800,000	8,363,791
0.25% 9/15/40 (Reg. S) (b)	EUR	27,189,000	16,566,630
0.5% 4/15/26 (Reg. S) (b)	EUR	33,649,000	33,224,156
0.5% 9/15/27 (Reg. S) (b)	EUR	13,808,000	13,157,343
0.5% 9/15/28 (Reg. S) (b)	EUR	19,079,000	17,687,544
0.5% 9/15/29 (Reg. S) (b)	EUR	21,445,000	19,369,310
0.5% 4/15/43(Reg. S) (b)	EUR	27,870,000	16,666,073
0.875% 9/15/25 (Reg. S) (b)	EUR	22,796,000	22,974,057
1.125% 4/15/34 (Reg. S) (b)	EUR	2,320,000	1,955,449
1.375% 4/15/47(Reg. S) (b)	EUR	5,710,000	3,968,234
1.5% 9/15/32(Reg. S) (b)	EUR	31,260,000	28,351,960
2.75% 7/4/28 (b)	EUR	20,413,000	21,175,089
3% 9/15/33(Reg. S) (b)	EUR	18,100,000	18,461,864
TOTAL FINLAND			296,545,538
France - 7.0%
French Government:
OAT:
3.25% 5/25/45	EUR	14,553,000	14,164,960
4.5% 4/25/41	EUR	2,610,000	3,027,925
0% 2/25/25(Reg. S)	EUR	40,610,000	40,927,343
0% 3/25/25(Reg. S)	EUR	53,272,000	53,556,421
0% 2/25/26 (Reg. S)	EUR	60,900,000	59,631,580
0% 2/25/27 (Reg. S)	EUR	26,074,000	24,790,821
0% 11/25/29 (Reg. S)	EUR	50,654,000	44,235,663
0% 11/25/31 (Reg. S)	EUR	7,769,000	6,326,053
0% 5/25/32 (Reg. S)	EUR	22,900,000	18,294,117
0.5% 5/25/29 (Reg. S)	EUR	32,490,000	29,704,895
0.5% 5/25/40 (Reg. S) (b)	EUR	24,343,000	15,565,261
0.5% 6/25/44(Reg. S) (b)	EUR	7,500,000	4,244,991
0.5% 5/25/72 (b)	EUR	8,170,000	2,694,003
0.75% 2/25/28(Reg. S)	EUR	14,300,000	13,652,043
0.75% 5/25/28 (Reg. S)	EUR	12,780,000	12,133,196
0.75% 11/25/28(Reg. S)	EUR	27,662,000	25,977,448
0.75% 5/25/52 (Reg. S)	EUR	34,264,000	17,088,057
0.75% 5/25/53 (Reg. S) (b)	EUR	17,300,000	8,412,096
1.25% 5/25/36(Reg. S) (b)	EUR	77,486,000	62,728,715
1.5% 5/25/50 (Reg. S) (b)	EUR	9,827,000	6,407,388
1.75% 6/25/39 (Reg. S) (b)	EUR	6,190,000	5,078,817
1.75% 5/25/66 (b)	EUR	4,110,000	2,515,467
2% 11/25/32(Reg. S)	EUR	32,000,000	30,318,276
2% 5/25/48 (b)	EUR	70,000	52,820
2.5% 9/24/26(Reg. S)	EUR	15,600,000	16,155,783
2.5% 5/25/30	EUR	50,278,000	51,048,232
2.5% 5/25/43(Reg. S) (b)	EUR	8,200,000	7,119,907
2.75% 10/25/27	EUR	40,810,000	42,501,334
3% 5/25/33 (Reg. S)	EUR	13,200,000	13,525,362
3% 5/25/54(Reg. S) (b)	EUR	6,300,000	5,603,220
3.5% 4/25/26	EUR	10,516,000	11,186,973
4.75% 4/25/35	EUR	36,000	42,462
TOTAL FRANCE			648,711,629
Germany - 4.9%
German Federal Republic:
0% 10/18/24 (Reg. S)	EUR	1,018,000	1,037,879
0% 4/11/25 (Reg. S)	EUR	26,010,000	26,160,513
0% 10/10/25 (Reg. S)	EUR	39,774,000	39,496,628
0% 4/10/26 (Reg. S)	EUR	11,500,000	11,282,972
0% 10/9/26 (Reg. S)	EUR	33,949,000	32,905,026
0% 4/16/27 (Reg. S)	EUR	18,990,000	18,183,819
0% 8/15/29(Reg. S)	EUR	14,992,000	13,547,086
0% 8/15/30 (Reg. S)	EUR	31,124,000	27,393,001
0% 8/15/31	EUR	940,000	803,907
0% 2/15/32 (Reg. S)	EUR	15,890,000	13,390,203
0% 5/15/36 (Reg. S)	EUR	14,965,000	10,979,912
0% 8/15/50	EUR	16,203,000	7,849,011
0% 8/15/52 (Reg. S)	EUR	13,519,000	6,159,924
0.25% 2/15/27	EUR	1,710,000	1,658,927
0.25% 2/15/29	EUR	20,250,000	18,801,658
1.25% 8/15/48 (c)(d)	EUR	4,320,000	3,198,713
1.3% 10/15/27(Reg. S)	EUR	12,400,000	12,372,599
1.7% 8/15/32(Reg. S)	EUR	20,300,000	19,681,673
1.8% 8/15/53(Reg. S)	EUR	15,200,000	12,246,457
2.1% 11/15/29(Reg. S)	EUR	5,600,000	5,706,274
2.2% 4/13/28(Reg. S)	EUR	19,000,000	19,599,698
2.3% 2/15/33(Reg. S)	EUR	20,600,000	20,903,167
2.4% 10/19/28(Reg. S)	EUR	9,900,000	10,286,642
2.5% 7/4/44	EUR	52,000	50,633
2.5% 8/15/46	EUR	7,381,000	7,153,151
2.6% 8/15/33(Reg. S)	EUR	11,800,000	12,239,812
2.8% 6/12/25 (Reg. S)	EUR	9,600,000	10,065,074
3.25% 7/4/42	EUR	30,070,000	32,764,328
4% 1/4/37	EUR	8,010,000	9,420,508
4.75% 7/4/34	EUR	650,000	805,276
4.75% 7/4/40	EUR	18,731,000	24,273,758
5.5% 1/4/31	EUR	14,881,000	18,541,802
6.5% 7/4/27	EUR	4,770,000	5,676,937
TOTAL GERMANY			454,636,968
Hong Kong - 0.2%
Hong Kong Government SAR:
1.25% 6/29/27	HKD	66,600,000	7,699,465
1.59% 3/4/36	HKD	33,800,000	3,216,107
1.68% 1/21/26	HKD	33,050,000	3,990,574
1.89% 3/2/32	HKD	9,400,000	1,019,688
1.97% 1/17/29	HKD	36,000,000	4,170,686
2.02% 3/7/34	HKD	12,000,000	1,257,254
2.13% 7/16/30	HKD	4,750,000	541,137
2.22% 8/7/24	HKD	3,250,000	406,629
TOTAL HONG KONG			22,301,540
Ireland - 4.0%
Irish Republic:
0% 10/18/31 (Reg. S)	EUR	31,431,000	25,775,401
0.2% 5/15/27 (Reg. S)	EUR	7,634,000	7,265,346
0.2% 10/18/30 (Reg. S)	EUR	21,745,000	18,712,415
0.35% 10/18/32 (Reg. S)	EUR	43,512,000	35,709,932
0.4% 5/15/35 (Reg. S)	EUR	24,240,000	18,287,955
0.55% 4/22/41 (Reg. S)	EUR	18,406,000	11,719,047
0.9% 5/15/28 (Reg. S)	EUR	19,128,000	18,314,222
1% 5/15/26(Reg. S)	EUR	57,217,000	57,241,870
1.1% 5/15/29 (Reg. S)	EUR	57,029,000	53,988,373
1.5% 5/15/50 (Reg. S)	EUR	25,043,000	16,672,121
1.7% 5/15/37	EUR	4,490,000	3,793,939
2% 2/18/45 (Reg.S)	EUR	23,584,000	18,731,058
2.4% 5/15/30 (Reg. S)	EUR	20,760,000	20,971,670
3% 10/18/43(Reg. S)	EUR	13,800,000	13,382,636
5.4% 3/13/25	EUR	42,472,000	46,192,469
TOTAL IRELAND			366,758,454
Italy - 6.3%
Italian Republic:
0% 12/15/24 (Reg. S)	EUR	39,780,000	40,140,008
0% 4/1/26 (Reg. S)	EUR	51,571,000	49,469,117
0% 8/1/26(Reg. S)	EUR	12,600,000	11,927,937
0.25% 3/15/28 (Reg. S)	EUR	24,775,000	22,147,122
0.45% 2/15/29(Reg. S)	EUR	29,560,000	25,676,443
0.6% 8/1/31 (Reg. S) (b)	EUR	20,243,000	15,995,018
0.95% 8/1/30 (Reg. S)	EUR	16,920,000	14,303,673
0.95% 6/1/32 (Reg. S)	EUR	31,140,000	24,562,358
0.95% 3/1/37 (Reg. S) (b)	EUR	41,747,000	27,396,905
1.1% 4/1/27 (Reg. S)	EUR	27,790,000	26,653,013
1.45% 5/15/25	EUR	12,582,000	12,794,171
1.65% 3/1/32 (b)	EUR	1,710,000	1,450,953
1.7% 9/1/51 (Reg. S) (b)	EUR	5,786,000	3,170,961
1.8% 3/1/41 (Reg. S) (b)	EUR	31,210,000	20,843,401
2.15% 9/1/52 (Reg. S) (b)	EUR	22,110,000	13,282,596
2.15% 3/1/72 (Reg. S) (b)	EUR	4,097,000	2,207,415
2.5% 12/1/24	EUR	42,900,000	44,630,510
2.5% 12/1/32(Reg. S)	EUR	18,000,000	16,100,907
2.65% 12/1/27(Reg. S)	EUR	14,400,000	14,415,984
2.7% 3/1/47 (b)	EUR	5,850,000	4,243,802
2.8% 6/15/29(Reg. S)	EUR	16,700,000	16,368,312
3% 8/1/29	EUR	18,611,000	18,423,088
3.25% 9/1/46 (b)	EUR	9,830,000	7,898,711
3.5% 1/15/26(Reg. S)	EUR	17,100,000	17,918,976
3.7% 6/15/30(Reg. S)	EUR	5,900,000	5,993,529
3.8% 8/1/28(Reg. S)	EUR	9,700,000	10,100,470
3.85% 12/15/29(Reg. S)	EUR	5,900,000	6,078,026
4% 2/1/37 (b)	EUR	137,000	132,927
4.35% 11/1/33(Reg. S)	EUR	10,500,000	10,791,293
4.4% 5/1/33(Reg. S)	EUR	23,400,000	24,277,761
4.45% 9/1/43(Reg. S) (b)	EUR	4,000,000	3,890,418
4.75% 9/1/44 (b)	EUR	13,626,000	13,830,392
5% 8/1/34 (b)	EUR	9,900,000	10,660,829
6% 5/1/31	EUR	20,409,000	23,786,943
7.25% 11/1/26	EUR	19,492,000	22,539,992
TOTAL ITALY			584,103,961
Japan - 20.5%
Japan Government:
0.005% 12/1/24	JPY	2,769,200,000	18,539,779
0.005% 6/1/25	JPY	1,408,300,000	9,422,247
0.005% 8/1/25	JPY	7,780,900,000	52,062,885
0.005% 9/1/25	JPY	2,255,300,000	15,082,922
0.005% 3/20/26	JPY	676,550,000	4,519,856
0.005% 6/20/26	JPY	4,721,750,000	31,521,726
0.005% 3/20/27	JPY	5,770,000,000	38,404,632
0.005% 6/20/27	JPY	2,590,000,000	17,212,304
0.1% 3/20/24	JPY	260,000,000	1,741,812
0.1% 3/20/27	JPY	3,530,000,000	23,572,624
0.1% 6/20/27	JPY	5,020,150,000	33,481,216
0.1% 9/20/27	JPY	30,000,000	199,800
0.1% 9/20/27	JPY	5,328,100,000	35,483,706
0.1% 3/20/28	JPY	6,334,600,000	42,052,351
0.1% 9/20/28	JPY	1,415,100,000	9,363,769
0.1% 6/20/31	JPY	15,092,100,000	97,141,255
0.2% 12/20/27	JPY	1,559,000,000	10,410,373
0.2% 3/20/28	JPY	2,462,400,000	16,417,867
0.2% 6/20/28	JPY	3,820,600,000	25,430,357
0.2% 3/20/32	JPY	9,926,000,000	63,866,079
0.2% 9/20/32	JPY	1,023,200,000	6,547,138
0.2% 6/20/36	JPY	4,474,500,000	27,085,935
0.3% 12/20/25	JPY	3,000,000,000	20,185,359
0.4% 3/20/25	JPY	9,610,400,000	64,690,777
0.4% 6/20/25	JPY	1,615,650,000	10,882,934
0.4% 6/20/33	JPY	10,242,300,000	66,254,193
0.4% 6/20/41	JPY	27,727,900,000	158,079,081
0.4% 3/20/56	JPY	140,000,000	640,989
0.5% 12/20/32	JPY	6,077,800,000	39,870,108
0.5% 3/20/33	JPY	13,766,200,000	90,092,889
0.5% 3/20/60	JPY	597,800,000	2,711,381
0.6% 6/20/24	JPY	8,141,100,000	54,742,142
0.6% 12/20/36	JPY	8,330,000,000	52,730,282
0.7% 6/20/51	JPY	9,617,450,000	50,962,059
0.7% 3/20/61	JPY	5,773,100,000	27,963,453
0.8% 3/20/42	JPY	15,485,900,000	93,920,574
0.9% 6/20/42	JPY	3,810,000,000	23,443,585
1% 3/20/52(Reg. S)	JPY	9,999,000,000	57,132,268
1.1% 3/20/43	JPY	8,054,000,000	50,858,121
1.1% 6/20/43	JPY	6,114,400,000	38,505,090
1.2% 6/20/53	JPY	5,376,400,000	32,194,361
1.3% 6/20/52	JPY	2,660,000,000	16,386,661
1.4% 12/20/42	JPY	8,300,300,000	55,371,066
1.4% 12/20/45	JPY	970,400,000	6,354,224
1.4% 9/20/52	JPY	2,841,600,000	17,934,177
1.4% 3/20/53	JPY	5,827,900,000	36,719,982
1.6% 3/20/33	JPY	4,250,200,000	30,686,251
1.6% 12/20/52	JPY	7,051,200,000	46,632,100
1.7% 9/20/32	JPY	200,000,000	1,453,734
2% 12/20/24	JPY	1,548,550,000	10,617,785
2% 3/20/25	JPY	40,000,000	275,506
2.1% 6/20/27	JPY	730,000,000	5,230,169
2.3% 3/20/40	JPY	1,641,350,000	12,655,441
2.4% 6/20/28	JPY	4,480,650,000	32,909,871
2.4% 3/20/48	JPY	5,242,400,000	41,013,080
2.5% 6/20/34	JPY	8,518,600,000	66,660,439
TOTAL JAPAN			1,896,320,765
Latvia - 0.5%
Latvian Republic:
0% 3/17/31 (Reg. S)	EUR	6,978,000	5,465,688
0.25% 1/23/30 (Reg. S)	EUR	2,400,000	1,988,129
0.375% 10/7/26 (Reg. S)	EUR	16,787,000	15,958,164
1.125% 5/30/28 (Reg. S)	EUR	7,800,000	7,219,030
1.375% 9/23/25 (Reg. S)	EUR	10,220,000	10,216,974
1.375% 5/16/36 (Reg. S)	EUR	1,833,000	1,375,685
1.875% 2/19/49 (Reg. S)	EUR	4,878,000	3,421,691
2.25% 2/15/47(Reg. S)	EUR	1,380,000	1,021,304
TOTAL LATVIA			46,666,665
Lithuania - 0.4%
Lithuanian Republic:
0.5% 7/28/50 (Reg. S)	EUR	2,285,000	994,278
0.75% 5/6/30 (Reg. S)	EUR	5,762,000	4,846,574
0.75% 7/15/51(Reg. S)	EUR	2,250,000	1,068,467
0.95% 5/26/27 (Reg. S)	EUR	1,116,000	1,048,015
1.625% 6/19/49 (Reg. S)	EUR	1,009,000	633,360
2.1% 5/26/47 (Reg. S)	EUR	3,903,000	2,967,080
2.125% 10/29/26 (Reg. S)	EUR	4,140,000	4,118,290
2.125% 10/22/35 (Reg. S)	EUR	6,210,000	5,338,492
3.875% 6/14/33(Reg. S)	EUR	5,200,000	5,350,637
4.125% 4/25/28(Reg. S)	EUR	13,600,000	14,301,243
TOTAL LITHUANIA			40,666,436
Luxembourg - 0.4%
Grand Duchy of Luxembourg:
0% 4/28/25 (Reg. S)	EUR	174,000	173,891
0% 11/13/26 (Reg. S)	EUR	10,726,000	10,245,521
0% 4/28/30 (Reg. S)	EUR	1,879,000	1,609,815
0% 3/24/31 (Reg. S)	EUR	9,303,000	7,730,032
0% 9/14/32 (Reg. S)	EUR	2,297,000	1,816,618
0.625% 2/1/27 (Reg. S)	EUR	5,651,000	5,469,231
1.375% 5/25/29(Reg. S)	EUR	3,870,000	3,703,637
1.75% 5/25/42(Reg. S)	EUR	3,330,000	2,648,086
3.25% 3/2/43(Reg. S)	EUR	5,700,000	5,730,179
TOTAL LUXEMBOURG			39,127,010
Netherlands - 4.6%
Dutch Government:
0% 1/15/26 (b)	EUR	30,220,000	29,739,724
0% 1/15/27 (Reg. S) (b)	EUR	2,084,000	1,996,859
0% 1/15/29(Reg. S) (b)	EUR	4,200,000	3,791,700
0% 7/15/30 (Reg. S) (b)	EUR	44,713,000	38,622,461
0% 7/15/31 (Reg. S) (b)	EUR	6,951,000	5,808,797
0% 1/15/38 (Reg. S) (b)	EUR	30,030,000	19,960,733
0% 1/15/52 (Reg. S) (b)	EUR	17,727,000	7,721,201
0.25% 7/15/25 (b)	EUR	35,050,000	35,149,679
0.25% 7/15/29(Reg. S) (b)	EUR	1,900,000	1,718,374
0.5% 7/15/26(Reg. S) (b)	EUR	9,511,000	9,369,860
0.5% 7/15/32 (Reg. S) (b)	EUR	29,500,000	25,000,129
0.5% 1/15/40 (Reg. S) (b)	EUR	42,689,000	29,443,154
0.75% 7/15/27 (Reg. S) (b)	EUR	40,302,000	39,227,390
0.75% 7/15/28 (b)	EUR	78,754,000	74,986,358
2% 1/15/54(Reg. S) (b)	EUR	21,800,000	17,529,794
2.5% 1/15/33 (b)	EUR	11,430,000	11,487,279
2.5% 7/15/33(Reg. S) (b)	EUR	22,500,000	22,465,267
2.75% 1/15/47 (b)	EUR	18,665,000	18,095,961
3.75% 1/15/42 (b)	EUR	22,530,000	25,264,754
4% 1/15/37 (b)	EUR	8,170,000	9,308,439
TOTAL NETHERLANDS			426,687,913
New Zealand - 2.2%
New Zealand Government:
0.25% 5/15/28	NZD	39,600,000	18,886,775
0.5% 5/15/24	NZD	62,689,000	36,382,351
0.5% 5/15/26	NZD	51,379,000	27,097,799
1.5% 5/15/31	NZD	63,200,000	28,947,828
1.75% 5/15/41	NZD	9,264,000	3,206,776
2% 5/15/32	NZD	41,113,000	19,056,423
2.75% 4/15/37 (Reg. S)	NZD	45,131,000	20,075,694
2.75% 5/15/51	NZD	23,500,000	8,576,612
3% 4/20/29	NZD	39,494,000	21,106,952
3.5% 4/14/33 (Reg. S)	NZD	22,900,000	11,876,068
4.5% 4/15/27	NZD	12,600,000	7,338,245
TOTAL NEW ZEALAND			202,551,523
Norway - 1.2%
Kingdom of Norway:
1.25% 9/17/31 (Reg. S) (b)	NOK	12,161,000	924,298
1.375% 8/19/30 (Reg. S) (b)	NOK	325,081,000	25,631,699
1.5% 2/19/26 (Reg. S) (b)	NOK	76,672,000	6,741,221
1.75% 3/13/25 (Reg. S) (b)	NOK	199,500,000	18,000,319
1.75% 2/17/27 (Reg. S) (b)	NOK	263,382,000	22,783,769
1.75% 9/6/29 (Reg. S) (b)	NOK	75,590,000	6,228,023
2% 4/26/28 (Reg. S) (b)	NOK	45,900,000	3,923,000
2.125% 5/18/32(Reg. S) (b)	NOK	142,533,000	11,507,481
3% 8/15/33(Reg. S) (b)	NOK	97,000,000	8,368,190
3.5% 10/6/42(Reg. S) (b)	NOK	36,600,000	3,317,833
TOTAL NORWAY			107,425,833
Portugal - 4.6%
Portugal Obrigacoes Do Tesouro:
0.3% 10/17/31 (Reg. S) (b)	EUR	2,477,000	2,040,352
0.475% 10/18/30 (Reg. S) (b)	EUR	27,991,000	24,274,293
0.7% 10/15/27 (Reg. S) (b)	EUR	56,405,000	54,158,158
0.9% 10/12/35 (Reg. S) (b)	EUR	20,277,000	15,419,394
1% 4/12/52 (Reg. S) (b)	EUR	14,615,000	7,408,476
1.15% 4/11/42 (Reg. S) (b)	EUR	27,900,000	18,377,510
1.65% 7/16/32 (Reg. S) (b)	EUR	71,240,000	64,493,416
1.95% 6/15/29 (Reg. S) (b)	EUR	46,574,000	45,870,991
2.875% 10/15/25 (Reg. S) (b)	EUR	78,288,000	82,188,810
2.875% 7/21/26(Reg. S) (b)	EUR	27,450,000	28,836,007
3.875% 2/15/30(Reg. S) (b)	EUR	16,065,000	17,521,438
4.1% 2/15/45(Reg. S) (b)	EUR	7,847,000	8,263,056
Republic of Portugal:
2.125% 10/17/28 (b)	EUR	33,085,000	33,231,840
4.1% 4/15/37 (b)	EUR	24,573,000	26,410,290
TOTAL PORTUGAL			428,494,031
Singapore - 2.9%
Republic of Singapore:
, yield at date of purchase 2.1345% to 3.2056% 10/1/51	SGD	41,700,000	23,617,696
1.625% 7/1/31	SGD	77,154,000	49,639,315
1.875% 3/1/50	SGD	19,850,000	11,181,053
2.125% 6/1/26	SGD	65,913,000	46,373,461
2.25% 8/1/36	SGD	8,615,000	5,577,377
2.375% 7/1/39	SGD	5,400,000	3,506,445
2.625% 5/1/28	SGD	3,800,000	2,695,582
2.625% 8/1/32	SGD	31,700,000	21,844,477
2.75% 4/1/42	SGD	48,017,000	32,791,712
2.875% 9/1/27	SGD	41,000,000	29,437,820
2.875% 8/1/28	SGD	5,800,000	4,152,622
2.875% 7/1/29	SGD	3,553,000	2,528,946
3.375% 9/1/33	SGD	23,600,000	17,198,824
3.5% 3/1/27	SGD	18,124,000	13,279,443
TOTAL SINGAPORE			263,824,773
Slovakia - 1.7%
Slovakia Republic:
0.125% 6/17/27 (Reg. S)	EUR	8,670,000	8,010,847
0.25% 5/14/25 (Reg. S)	EUR	35,344,000	35,316,345
0.375% 4/21/36(Reg. S)	EUR	5,220,000	3,413,268
1% 6/12/28 (Reg. S)	EUR	13,930,000	12,985,746
1% 10/9/30 (Reg. S)	EUR	21,333,000	18,476,720
1% 5/14/32 (Reg. S)	EUR	18,381,000	15,134,275
1% 10/13/51 (Reg. S)	EUR	920,000	440,386
1.375% 1/21/27	EUR	3,150,000	3,089,388
1.875% 3/9/37 (Reg. S)	EUR	4,837,000	3,807,683
2% 10/17/47 (Reg. S)	EUR	18,134,000	12,346,783
2.25% 6/12/68 (Reg. S)	EUR	1,282,000	799,371
3.625% 1/16/29 (Reg. S)	EUR	14,171,000	14,871,721
3.625% 6/8/33(Reg. S)	EUR	24,500,000	24,869,628
3.875% 2/8/33 (Reg. S)	EUR	3,054,000	3,158,146
4% 10/19/32(Reg. S)	EUR	3,100,000	3,238,440
TOTAL SLOVAKIA			159,958,747
Slovenia - 0.9%
Republic of Slovenia:
0% 2/12/31 (Reg. S)	EUR	5,375,000	4,351,826
0.125% 7/1/31(Reg. S)	EUR	6,660,000	5,379,260
0.4875% 10/20/50 (Reg. S)	EUR	6,065,000	2,662,979
0.6875% 3/3/81(Reg. S)	EUR	1,748,000	626,330
0.875% 7/15/30 (Reg. S)	EUR	14,118,000	12,445,736
1% 3/6/28(Reg. S)	EUR	9,000,000	8,497,879
1.1875% 3/14/29 (Reg. S)	EUR	4,421,000	4,104,960
1.5% 3/25/35 (Reg. S)	EUR	6,884,000	5,562,877
1.75% 11/3/40 (Reg. S)	EUR	13,540,000	10,021,761
2.125% 7/28/25 (Reg. S)	EUR	261,000	269,768
2.25% 3/3/32 (Reg. S)	EUR	6,950,000	6,583,119
3.125% 8/7/45 (Reg. S)	EUR	6,338,000	5,729,227
3.625% 3/11/33(Reg. S)	EUR	4,400,000	4,622,547
5.125% 3/30/26 (Reg. S)	EUR	12,292,000	13,450,632
TOTAL SLOVENIA			84,308,901
Spain - 4.5%
Spanish Kingdom:
0% 1/31/25	EUR	7,857,000	7,918,104
0% 5/31/25	EUR	20,610,000	20,548,986
0% 1/31/26	EUR	32,671,000	31,877,719
0% 1/31/27	EUR	31,580,000	29,787,331
0% 1/31/28	EUR	25,308,000	23,076,527
0.5% 10/31/31 (Reg. S) (b)	EUR	7,736,000	6,370,665
0.6% 10/31/29 (Reg. S) (b)	EUR	19,277,000	17,133,774
0.7% 4/30/32 (Reg. S) (b)	EUR	22,230,000	18,316,569
0.8% 7/30/27 (Reg. S) (b)	EUR	23,656,000	22,646,832
0.8% 7/30/29	EUR	24,230,000	21,950,787
0.85% 7/30/37 (Reg. S) (b)	EUR	29,474,000	20,428,533
1% 7/30/42(Reg. S) (b)	EUR	15,660,000	9,541,051
1% 10/31/50 (Reg. S) (b)	EUR	15,809,000	7,815,497
1.2% 10/31/40 (Reg. S) (b)	EUR	600,000	398,560
1.25% 10/31/30 (Reg. S) (b)	EUR	8,115,000	7,317,887
1.4% 4/30/28 (Reg. S) (b)	EUR	14,259,000	13,769,855
1.45% 4/30/29 (Reg. S) (b)	EUR	8,730,000	8,274,694
1.45% 10/31/71 (Reg. S) (b)	EUR	8,259,000	3,586,441
1.9% 10/31/52 (Reg. S) (b)	EUR	11,400,000	7,036,819
1.95% 4/30/26 (Reg. S) (b)	EUR	11,790,000	12,001,380
2.55% 10/31/32(Reg. S) (b)	EUR	39,300,000	37,594,289
2.7% 10/31/48 (b)	EUR	3,843,000	3,014,755
2.75% 10/31/24 (Reg. S) (b)	EUR	15,259,000	15,955,119
2.9% 10/31/46(Reg. S) (b)	EUR	720,000	598,393
3.15% 4/30/33 (Reg. S) (b)	EUR	7,100,000	7,081,428
3.45% 7/30/43(Reg. S) (b)	EUR	10,500,000	9,729,115
3.55% 10/31/33(Reg. S) (b)	EUR	12,700,000	13,023,484
4.2% 1/31/37 (b)	EUR	6,230,000	6,649,900
5.15% 10/31/44 (b)	EUR	14,225,000	16,649,197
5.75% 7/30/32	EUR	6,620,000	8,031,795
6% 1/31/29	EUR	6,030,000	7,133,231
TOTAL SPAIN			415,258,717
Sweden - 1.3%
Sweden Kingdom:
0.125% 5/12/31 (Reg. S)	SEK	176,865,000	13,098,812
0.5% 11/24/45	SEK	48,860,000	2,656,330
0.75% 5/12/28	SEK	111,760,000	9,225,111
0.75% 11/12/29	SEK	246,520,000	19,778,551
1% 11/12/26 (Reg. S)	SEK	276,075,000	23,617,236
1.375% 6/23/71	SEK	45,910,000	2,310,764
1.75% 11/11/33(Reg. S)	SEK	156,700,000	12,872,705
2.25% 6/1/32	SEK	87,865,000	7,624,046
2.5% 5/12/25	SEK	223,435,000	20,127,770
3.5% 3/30/39	SEK	108,125,000	10,497,642
TOTAL SWEDEN			121,808,967
Switzerland - 2.7%
Switzerland Confederation:
0% 7/24/39 (Reg. S)	CHF	2,070,000	1,892,500
0.25% 6/23/35(Reg. S)	CHF	7,110,000	7,040,481
0.5% 5/27/30 (Reg. S)	CHF	3,295,000	3,475,699
0.5% 6/27/32	CHF	27,300,000	28,418,067
0.5% 6/28/45	CHF	5,136,000	4,937,114
0.5% 5/24/55(Reg. S)	CHF	15,200,000	13,972,276
0.5% 5/30/58 (Reg. S)	CHF	3,907,000	3,586,663
1.25% 5/28/26	CHF	5,574,000	6,104,710
1.25% 6/27/37 (Reg. S)	CHF	6,501,000	7,230,353
1.25% 6/28/43(Reg. S)	CHF	4,000,000	4,481,346
1.5% 4/30/42	CHF	14,124,000	16,394,857
2% 6/25/64 (Reg. S)	CHF	1,942,000	2,844,717
2.25% 6/22/31(Reg. S)	CHF	16,319,000	19,380,843
2.5% 3/8/36 (Reg. S)	CHF	3,128,000	3,966,086
3.25% 6/27/27	CHF	20,587,000	24,221,656
3.5% 4/8/33	CHF	23,304,000	30,958,435
4% 4/8/28	CHF	25,010,000	30,850,485
4% 1/6/49 (Reg. S)	CHF	19,826,000	35,514,477
TOTAL SWITZERLAND			245,270,765
United Kingdom - 4.0%
United Kingdom, Great Britain and Northern Ireland:
0.125% 1/31/24 (Reg. S)	GBP	56,000	67,245
0.125% 1/31/28 (Reg. S)	GBP	7,096,000	7,235,868
0.375% 10/22/26 (Reg. S)	GBP	21,340,000	23,030,189
0.375% 10/22/30 (Reg. S)	GBP	18,577,000	17,311,683
0.5% 1/31/29(Reg. S)	GBP	24,400,000	24,351,863
0.625% 6/7/25	GBP	38,680,000	44,169,830
0.625% 7/31/35 (Reg. S)	GBP	155,000	121,636
0.875% 1/31/46 (Reg. S)	GBP	14,492,000	8,156,044
1.25% 7/22/27	GBP	18,140,000	19,749,817
1.25% 10/22/41 (Reg. S)	GBP	56,457,000	39,656,050
1.25% 7/31/51(Reg. S)	GBP	67,940,000	37,639,229
1.5% 7/22/26(Reg. S)	GBP	6,200,000	6,989,709
1.625% 10/22/28	GBP	3,570,000	3,838,041
1.625% 10/22/71 (Reg. S)	GBP	21,072,000	11,127,162
3.25% 1/31/33(Reg. S)	GBP	8,400,000	9,342,621
3.5% 10/22/25(Reg. S)	GBP	15,700,000	18,646,032
3.5% 7/22/68	GBP	1,510,000	1,430,586
3.75% 10/22/53(Reg. S)	GBP	20,800,000	20,883,622
4.25% 6/7/32	GBP	10,600,000	12,867,101
4.25% 3/7/36 (Reg. S)	GBP	2,199,000	2,600,369
4.25% 12/7/49 (Reg. S)	GBP	15,124,000	16,740,159
4.5% 6/7/28	GBP	8,500,000	10,373,255
4.5% 9/7/34	GBP	2,430,000	2,965,335
4.75% 12/7/30	GBP	22,792,000	28,596,056
United Kingdom, Great Britain and Northern Ireland Treasury GILT 2.5% 7/22/65 (Reg. S)	GBP	4,840,000	3,542,167
TOTAL UNITED KINGDOM			371,431,669
TOTAL GOVERNMENT OBLIGATIONS (Cost $11,146,931,556)			9,160,842,508

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $5,094,935)	5,093,917	5,094,935

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $11,152,026,491)	9,165,937,443
NET OTHER ASSETS (LIABILITIES) - 0.9%	85,800,253
NET ASSETS - 100.0%	9,251,737,696

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	286	Dec 2023	34,999,733	(313,133)	(313,133)
ICE Long Gilt Contracts (United Kingdom)	538	Dec 2023	61,807,923	364,626	364,626

TOTAL FUTURES CONTRACTS					51,493
The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	22,793,758	EUR	21,563,000	JPMorgan Chase Bank, N.A.	10/02/23	(3,724)
USD	10,037,623	JPY	1,500,000,000	JPMorgan Chase Bank, N.A.	10/02/23	150
AUD	682,364,000	USD	437,736,506	BNP Paribas S.A.	10/03/23	989,427
AUD	39,194,370	USD	25,267,301	Canadian Imperial Bk. of Comm.	10/03/23	(67,281)
CAD	48,990,696	USD	36,029,689	BNP Paribas S.A.	10/03/23	39,294
CAD	565,780,304	USD	419,592,262	BNP Paribas S.A.	10/03/23	(3,041,330)
CHF	219,844,000	USD	239,855,112	Citibank, N. A.	10/03/23	319,685
CHF	9,677,257	USD	10,581,210	HSBC Bank	10/03/23	(9,017)
DKK	1,337,999,999	USD	189,541,234	Goldman Sachs Bank USA	10/03/23	126,281
DKK	22,778,254	USD	3,231,100	State Street Bank and Trust Co	10/03/23	(2,180)
EUR	9,262,000	USD	10,053,105	BNP Paribas S.A.	10/03/23	(260,856)
EUR	8,000,000	USD	8,533,560	Bank of America, N.A.	10/03/23	(75,560)
EUR	4,686,765,000	USD	4,945,943,105	Bank of America, N.A.	10/03/23	9,139,206
EUR	10,416,000	USD	11,100,477	Goldman Sachs Bank USA	10/03/23	(88,161)
EUR	61,056,000	USD	64,613,123	Royal Bank of Canada	10/03/23	(61,666)
GBP	20,208,000	USD	24,659,216	Canadian Imperial Bk. of Comm.	10/03/23	(3,435)
GBP	293,319,000	USD	357,585,193	State Street Bank and Trust Co	10/03/23	293,319
HKD	360,617	USD	46,031	Goldman Sachs Bank USA	10/03/23	19
HKD	177,702,158	USD	22,700,867	State Street Bank and Trust Co	10/03/23	(8,581)
JPY	7,029,618,533	USD	47,057,499	BNP Paribas S.A.	10/03/23	(17,760)
JPY	3,705,309,633	USD	25,464,698	Brown Brothers Harriman & Co	10/03/23	(670,067)
JPY	279,747,540,367	USD	1,872,974,962	Royal Bank of Canada	10/03/23	(1,002,663)
JPY	18,400,000	USD	124,314	State Street Bank and Trust Co	10/03/23	(1,188)
NOK	49,958,000	USD	4,704,781	BNP Paribas S.A.	10/03/23	(34,347)
NOK	760,000	USD	70,373	State Street Bank and Trust Co	10/03/23	677
NOK	1,170,314,000	USD	109,028,694	State Street Bank and Trust Co	10/03/23	380,701
NZD	29,506,100	USD	17,726,026	BNP Paribas S.A.	10/03/23	(41,545)
NZD	322,437,000	USD	192,172,452	State Street Bank and Trust Co	10/03/23	1,080,164
SEK	1,358,248,000	USD	123,836,780	HSBC Bank	10/03/23	481,721
SGD	30,000	USD	21,974	Citibank, N. A.	10/03/23	(28)
SGD	398,938,367	USD	291,664,254	State Street Bank and Trust Co	10/03/23	170,689
USD	426,694,215	AUD	656,387,000	BNP Paribas S.A.	10/03/23	4,670,194
USD	118,531	AUD	184,000	Bank of America, N.A.	10/03/23	228
USD	16,694,176	AUD	25,793,000	Canadian Imperial Bk. of Comm.	10/03/23	110,567
USD	454,732,459	CAD	614,771,000	Goldman Sachs Bank USA	10/03/23	2,112,543
USD	251,655,811	CHF	219,844,000	BNP Paribas S.A.	10/03/23	11,481,015
USD	1,811,068	DKK	12,420,000	BNP Paribas S.A.	10/03/23	50,478
USD	194,849,120	DKK	1,325,580,000	Bank of America, N.A.	10/03/23	6,942,196
USD	63,558,240	EUR	58,502,000	BNP Paribas S.A.	10/03/23	1,707,000
USD	5,077,042,671	EUR	4,629,563,000	Bank of America, N.A.	10/03/23	182,437,175
USD	29,401,286	EUR	27,382,000	Morgan Stanley Cap. Group, Inc	10/03/23	451,666
USD	10,829,372	GBP	8,546,000	Bank of America, N.A.	10/03/23	402,398
USD	362,955,653	GBP	285,145,000	State Street Bank and Trust Co	10/03/23	15,050,238
USD	22,745,870	HKD	178,183,000	Goldman Sachs Bank USA	10/03/23	(7,819)
USD	117,187,085	JPY	16,999,100,000	Goldman Sachs Bank USA	10/03/23	3,435,078
USD	1,836,004,258	JPY	266,472,150,000	Royal Bank of Canada	10/03/23	52,866,209
USD	115,723,919	NOK	1,221,032,000	HSBC Bank	10/03/23	1,573,040
USD	192,984,993	NZD	322,437,000	Bank of America, N.A.	10/03/23	(267,623)
USD	1,883,964	SEK	20,596,000	BNP Paribas S.A.	10/03/23	(1,158)
USD	123,830,869	SEK	1,337,652,000	HSBC Bank	10/03/23	1,397,490
USD	4,563,474	SGD	6,161,000	Brown Brothers Harriman & Co	10/03/23	56,524
USD	1,444,558	SGD	1,954,538	Canadian Imperial Bk. of Comm.	10/03/23	14,757
USD	23,124,404	SGD	31,581,923	JPMorgan Chase Bank, N.A.	10/03/23	21,314
USD	290,800,513	SGD	391,904,000	State Street Bank and Trust Co	10/03/23	4,111,413
CAD	16,669,000	USD	12,329,434	BNP Paribas S.A.	11/02/23	(51,759)
DKK	24,927,000	USD	3,541,451	State Street Bank and Trust Co	11/02/23	(2,265)
EUR	21,364,000	USD	22,612,134	JPMorgan Chase Bank, N.A.	11/02/23	3,743
EUR	86,407,000	USD	91,554,006	Royal Bank of Canada	11/02/23	(83,772)
JPY	1,501,500,000	USD	10,097,681	JPMorgan Chase Bank, N.A.	11/02/23	4,498
SGD	36,468,000	USD	26,737,537	JPMorgan Chase Bank, N.A.	11/02/23	(23,891)
USD	438,199,067	AUD	682,383,000	BNP Paribas S.A.	11/02/23	(1,033,810)
USD	17,821,773	AUD	27,616,000	Canadian Imperial Bk. of Comm.	11/02/23	46,044
USD	419,577,919	CAD	565,526,000	BNP Paribas S.A.	11/02/23	3,035,577
USD	242,457,674	CHF	221,528,000	Citibank, N. A.	11/02/23	(353,982)
USD	4,462,099	CHF	4,068,000	HSBC Bank	11/02/23	3,259
USD	191,205,363	DKK	1,347,711,000	Goldman Sachs Bank USA	11/02/23	(145,376)
USD	4,964,851,597	EUR	4,698,952,000	Bank of America, N.A.	11/02/23	(9,447,244)
USD	16,459,592	GBP	13,486,000	Canadian Imperial Bk. of Comm.	11/02/23	2,181
USD	360,125,609	GBP	295,351,000	State Street Bank and Trust Co	11/02/23	(300,964)
USD	22,785,479	HKD	178,284,000	State Street Bank and Trust Co	11/02/23	2,746
USD	36,419,644	JPY	5,414,550,000	BNP Paribas S.A.	11/02/23	(9,762)
USD	1,875,294,988	JPY	278,762,600,000	Royal Bank of Canada	11/02/23	(235,940)
USD	109,297,774	NOK	1,172,223,000	State Street Bank and Trust Co	11/02/23	(383,987)
USD	14,631,605	NZD	24,355,000	BNP Paribas S.A.	11/02/23	34,338
USD	191,111,115	NZD	320,660,000	State Street Bank and Trust Co	11/02/23	(1,077,739)
USD	124,372,704	SEK	1,362,447,000	HSBC Bank	11/02/23	(485,720)
USD	291,892,755	SGD	398,722,000	State Street Bank and Trust Co	11/02/23	(180,249)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						285,562,793
Unrealized Appreciation						305,045,242
Unrealized Depreciation						(19,482,449)

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound sterling
HKD	-	Hong Kong dollar
JPY	-	Japanese yen
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
SEK	-	Swedish krona
SGD	-	Singapore dollar
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,622,888,694 or 28.4% of net assets.

(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,646,792.
(d)	Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts. At period end, the value of securities pledged amounted to $507,797.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	77,361,656	1,891,339,183	1,963,605,904	1,174,665	-	-	5,094,935	0.0%
Total	77,361,656	1,891,339,183	1,963,605,904	1,174,665	-	-	5,094,935

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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